RELATED PARTIES (Tables) - Security Matters Limited [Member]	12 Months Ended
Dec. 31, 2022
Guarantor and Issuer, Guaranteed Security [Line Items]
SCHEDULE OF KEY MANAGEMENT PERSONNEL

The totals of remuneration paid to Key Management Personnel and related parties during the years are as follows:

1. Transactions with related parties:	December 31, 2022	December 31, 2021
Issuance of options to related party	721	-
Short-term salary and fees	508	475
Loan repayment	172	103
Share based payments	98	105
Post-employment retirement benefits	94	92
Payment for Administrative services	36	39
Non-monetary benefits	29	11
Proof of Concept projects paid by affiliated companies	(1,064)	(695)
Total	(594)	130

SCHEDULE OF BALANCE WITH RELATED PARTIES

2. Balance with related parties:		December 31, 2022	December 31, 2021
Key management	Salary and related	(99)	(86)
Directors	Salary and related	(82)	(11)
Shareholders	Borrowings from related parties	(710)	(270)
Shareholders	Other accounts payable	(56)	(24)
Joint Ventures	Other receivables	59	74
Joint Ventures	Investment in subsidiary	221	147
		(667)	(170)